UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 27, 2007 to March 26, 2007

 Commission File Number of issuing entity: 333-130694-22

 MSCC HELOC Trust 2007-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130694

 Morgan Stanley ABS Capital I Inc.
 (Exact name of depositor as specified in its charter)

 Morgan Stanley Credit Corporation
 (Exact name of sponsor as specified in its charter)

 Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 N/A
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  HELOC Asset-Backed Notes
  Series 2007-1                   _____    _____    __X___    ____________



 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No _____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 26, 2007 a distribution was made to holders of MSCC HELOC Trust
 2007-1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information. Please refer to http://www.sec.gov/Archives/edgar/data/1030442/000090514807001691/efc7-0653_
 424b5.htm for an explanation of material terms, parties and abbreviations used in Exhibit 99.1.


 Part II - OTHER INFORMATION

 ITEM 7. Significant Enhancement Provider Information.


 The consolidated financial statements of Ambac Assurance Corporation and its subsidiaries ("Ambac") are incorporated herein by reference from Exhibit 99.01 of the Annual Report on Form 10-K filed by Ambac Financial Group, Inc.
 (File No. 1-10777) with the SEC on March 1, 2007. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning Ambac is accurate as of any date other than the date that such Form 10-K was filed with the SEC.



 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of MSCC HELOC Trust 2007-1, relating to the March 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Morgan Stanley ABS Capital I Inc.
 (Depositor)

 /s/ Lydia Foo
 Lydia Foo, Vice President

 Date: May 10, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of MSCC HELOC Trust 2007-1, relating to the March 26, 2007 distribution.



 EX-99.1


Morgan Stanley Dean Witter Credit Corp HELOC Trust
HELOC Asset Backed Notes



Distribution Date:       3/26/2007


Morgan Stanley Dean Witter Credit Corp HELOC Trust
HELOC Asset Backed Notes
Series 2007-1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
        Note                55352RAA6       03/23/2007              5.42000%      845,750,000.00            3,437,973.75
          L                 55352RAC2       02/28/2007              6.42474%                0.00                    0.00
          O                 55352RAB4       02/28/2007              0.00000%        4,250,000.00                    0.00

Totals                                                                            850,000,000.00            3,437,973.75


                                Certificateholder Distribution Summary (continued)

        Class                 Principal            Current            Ending              Total         Cumulative
                           Distribution           Realized       Certificate       Distribution           Realized
                                                      Loss           Balance                                Losses
        Note                 327,990.09               0.00    845,422,009.91       3,765,963.84               0.00
          L                        0.00               0.00              0.00               0.00               0.00
          O                        0.00               0.00      4,577,990.46               0.00               0.00

Totals                       327,990.09               0.00    850,000,000.37       3,765,963.84               0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                                Principal Distribution Statement

        Class                   Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                    Face        Certificate        Principal           Principal                            Loss
                                  Amount            Balance     Distribution        Distribution
        Note              845,750,000.00     845,750,000.00             0.00          327,990.09            0.00            0.00
          L                         0.00               0.00             0.00                0.00            0.00            0.00
          O                 4,250,000.00       4,250,000.00             0.00                0.00            0.00            0.00

Totals                    850,000,000.00     850,000,000.00             0.00          327,990.09            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         Note                  327,990.09     845,422,009.91        0.99961219          327,990.09
          L                          0.00               0.00        0.00000000                0.00
          O                          0.00       4,577,990.46        1.07717423                0.00

Totals                         327,990.09     850,000,000.37        1.00000000          327,990.09



                                          Principal Distribution Factors Statement

        Class                 Original              Beginning             Scheduled           UnScheduled          Accretion
                                  Face            Certificate             Principal             Principal
                                Amount                Balance          Distribution          Distribution
        Note            845,750,000.00          1000.00000000            0.00000000            0.38780974         0.00000000
          L                       0.00             0.00000000            0.00000000            0.00000000         0.00000000
          O               4,250,000.00          1000.00000000            0.00000000            0.00000000         0.00000000


                                     Principal Distribution Factors Statement (continued)

        Class                Realized                  Total                 Ending                Ending                Total
                                 Loss              Principal            Certificate           Certificate            Principal
                                                   Reduction                Balance            Percentage         Distribution
        Note               0.00000000             0.38780974           999.61219026            0.99961219           0.38780974
          L                0.00000000             0.00000000             0.00000000            0.00000000           0.00000000
          O                0.00000000             0.00000000          1077.17422588            1.07717423           0.00000000


NOTE: All classes per $1,000 denomination.



                                                  Interest Distribution Statement

        Class              Accrual          Accrual          Current         Beginning             Current            Payment of
                            Dates             Days       Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
         Note         02/27/07 - 03/25/07      27           5.42000%    845,750,000.00        3,437,973.75                   0.00
          L                           N/A     N/A           6.42474%              0.01                0.00                   0.00
          O                           N/A     N/A           0.00000%      4,250,000.00                0.00                   0.00

Totals                                                                                        3,437,973.75                   0.00



                                        Interest Distribution Statement (continued)

         Class                   Current      Non-Supported             Total           Remaining                   Ending
                                Interest           Interest          Interest     Unpaid Interest             Certificate/
                            Shortfall(1)          Shortfall      Distribution        Shortfall(1)                 Notional
                                                                                                                   Balance
         Note                       0.00               0.00      3,437,973.75                0.00           845,422,009.91
           L                        0.00               0.00              0.00                0.00                     0.00
           O                        0.00               0.00              0.00                0.00             4,577,990.46

Totals                              0.00               0.00      3,437,973.75                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                           Interest Distribution Factors Statement

        Class                   Original          Current              Beginning                Current          Payment of
                                    Face      Certificate            Certificate/               Accrued      Unpaid Interest
                                  Amount             Rate                Notional              Interest        Shortfall (1)
                                                                          Balance
        Note              845,750,000.00         5.42000%           1000.00000000            4.06500000           0.00000000
          L                         0.00         6.42474%              0.00000000            0.00000000           0.00000000
          O                 4,250,000.00         0.00000%           1000.00000000            0.00000000           0.00000000

                                       Interest Distribution Factors Statement (continued)

     Class                     Current          Non-Supported                 Total       Remaining Unpaid               Ending
                              Interest               Interest              Interest               Interest          Certificate/
                          Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                         Balance
         Note               0.00000000             0.00000000            4.06500000             0.00000000          999.61219026
          L                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
          O                 0.00000000             0.00000000            0.00000000             0.00000000         1077.17422588

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                4,100,637.90
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                         0.00
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
Total Deposits                                                                                         4,100,637.90

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           334,674.06
     Payment of Interest and Principal                                                                 3,765,963.84
Total Withdrawals (Pool Distribution Amount)                                                           4,100,637.90

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    257,177.04
Credit Enhancer Premium - Ambac Assurance Corp.                                          77,497.02
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               334,674.06

*Servicer Payees include: MORGAN STANLEY CREDIT CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
         Note Class Insurer - AMBAC Assurance Corp.                0.00                0.00              0.00               0.00
                       Pre-Funding Account Activity      119,457,235.28                0.01              0.00     119,457,235.65

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                Mixed Fixed, Arm and HELOC
 Weighted Average Coupon Rate                                            6.735767
 Weighted Average Net Rate                                               6.383196
 Weighted Average Pass-Through Rate                                      6.325544
 Weighted Average Remaining Term                                              120
 Principal And Interest Constant                                    21,653,249.18
 Beginning Loan Count                                                       8,632
 Loans Paid in Full                                                           185
 Ending Loan Count                                                          8,447
 Beginning Scheduled Balance                                       850,000,000.00
 Ending Scheduled Balance                                          735,131,822.46
 Actual Ending Collateral Balance                                  735,131,822.46
 Scheduled Principal                                                17,552,611.28
 Unscheduled Principal                                            (22,171,593.17)
 Scheduled Interest                                                  4,100,637.90
 Servicing Fees                                                        257,177.04
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        3,850,900.20
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Special Servicing Fee                                                       0.00

 Ending Scheduled Balance for Premium Loans                        735,131,822.46

NOTE: Collateral within this trust is currently within the Pre-Funding Period.  Please refer to Certificateholder Account Statement for Pre-Funding Activity monthly until the Pre-Funding Period has ended.

                            Additional Reporting - Deal Level



                                   Structural Reporting
Balance of 3 Largest Loans                                                   6,581,509.75
Beginning Overcollateralization Amount                                       4,250,000.00
Additional Advance Amount                                                            0.00
Excess Cash Amount                                                             390,367.73
Investor Amount                                                            850,000,000.00
Current Overcollateralization Amount                                         4,577,990.46
Overcollateralization Deficiency Amount                                      8,422,009.54
Overcollateralization Reduction Amount                                               0.00
Overcollateralization Surplus Amount                                                 0.00
Total Principal Collection                                                           0.00
Specified Overcollateralization Amount                                      13,600,000.00
Amount of Draws in Current Cycle                                            30,532,103.23


                                 Trigger Event Reporting
Trigger Event
     Trigger Result                                                                  Pass
Cumulative Loss Trigger Test
     Trigger Result                                                                  Pass
     Calculated Value                                                           0.000000%
     Threshold Value                                                            1.025000%
Delinquency Trigger Test
     Trigger Result                                                                  Pass
     Calculated Value                                                           0.000000%
     Threshold Value                                                            4.000000%


                               Delinquency Status - OTS Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        2                    0                   0                    2
                                 44,739.02            0.00                0.00                 44,739.02

30 Days      9                   0                    0                   0                    9
             1,641,713.51        0.00                 0.00                0.00                 1,641,713.51

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       9                   2                    0                   0                    11
             1,641,713.51        44,739.02            0.00                0.00                 1,686,452.53

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.023677%            0.000000%           0.000000%            0.023677%
                                 0.006086%            0.000000%           0.000000%            0.006086%

30 Days      0.106547%           0.000000%            0.000000%           0.000000%            0.106547%
             0.223322%           0.000000%            0.000000%           0.000000%            0.223322%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.106547%           0.023677%            0.000000%           0.000000%            0.130224%
             0.223322%           0.006086%            0.000000%           0.000000%            0.229408%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     108,627.53



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                           Current
                                Original $        Original %            Current $         Current %          Class%   Prepayment%

Class L                       4,250,000.00       0.50000000%         4,577,990.46       0.62274416%       0.000000%      0.000000%
Class O                               0.00       0.00000000%                 0.00       0.00000000%       0.622744%      0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Apr-06            0.000%
     Original Principal Balance        43,339.85                  May-06            0.000%
     Current Actual Balance            44,739.02                  Jun-06            0.000%
                                                                  Jul-06            0.000%
 Current Bankruptcy Total                                         Aug-06            0.000%
     Loans in Bankruptcy                       2                  Sep-06            0.000%
     Original Principal Balance        43,339.85                  Oct-06            0.000%
     Current Actual Balance            44,739.02                  Nov-06            0.000%
                                                                  Dec-06            0.000%
                                                                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.006%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                 172       7,256,325.69      12,079,669.45          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00  (29,149,375.45)


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount


                                     No Prepayments in full this Period


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning


                                      No Prepayments in full this Period



                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month          (3.105)%       Current Month           (44.338)%        Current Month             (3,085.908)%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007    (44.338)%           N/A                          Mar-2007 (3,085.908)%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 6.000             0                0.00            0.000
     6.000    6.499             1           10,546.06            0.001
     6.500    6.999             8        5,158,479.04            0.702
     7.000    7.499           379       38,843,280.26            5.284
     7.500    7.999         5,859      553,244,362.27           75.258
     8.000    8.499         1,348      100,895,271.83           13.725
     8.500    8.999           375       21,173,020.83            2.880
     9.000    9.499           257        9,700,930.66            1.320
     9.500    9.999           114        3,340,579.26            0.454
    10.000   10.499            63        1,406,078.67            0.191
    10.500   10.999            12          422,626.41            0.057
    11.000   11.499            10          551,797.14            0.075
    11.500   11.999             1           17,500.00            0.002
    12.000   12.499             7          199,570.23            0.027
    12.500   12.999             1            9,423.69            0.001
    13.000   13.499             4           47,966.30            0.007
    13.500   13.999             1            9,314.02            0.001
    14.000   14.499             2           42,773.93            0.006
    14.500   14.999             3           29,960.39            0.004
    15.000   15.499             0                0.00            0.000
    15.500   15.999             1           20,544.55            0.003
    16.000   16.499             0                0.00            0.000
    16.500   16.999             0                0.00            0.000
    17.000   17.499             0                0.00            0.000
    17.500   17.999             1            7,796.92            0.001
 >= 18.000                      0                0.00            0.000
              Total         8,447      735,131,822.46          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day
Any day other than (i) a Saturday or a Sunday or (ii) a day on which banking institutions in the States of New
York, Maryland, Minnesota, South Dakota or Delaware are required or authorized by law to be closed.

Libor Business Day
Any day other than (i) a Saturday or a Sunday or (ii) a day on which banking institutions in the city of London,
England or New York City are required or authorized by law to be closed.

Record Date
With respect to the Notes and any Payment Date, the Business Day next preceding such Payment Date and with respect to the Certificates and any Payment Date, the last Business Day of the month preceding the month of such Payment
Date.

Determination Date
With respect to any Payment Date, the 18th day of the month in which such Payment Date occurs or if such day is not a Business Day, the next preceding Business Day.

One-Month Libor
For any Interest Period other than the first Interest Period, the rate for United States dollar deposits for one month which appears on the Telerate Screen Page 3750 as of 11:00 A.M., London, England time, on the second LIBOR
Business Day prior to the first day of such Interest Period.  With respect to the first Interest Period, the rate for United States dollar deposits for one month which appears on the Telerate Screen Page 3750 as of 11:00 A.M.,
London, England time, two LIBOR Business Days prior to the Closing Date.  If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Indenture
Trustee after consultation with the Servicer and the Credit Enhancer), the rate will be the Reference Bank Rate.
 If no such quotations can be obtained and no Reference Bank Rate is available, One-Month LIBOR will be One-Month
LIBOR applicable to the preceding Payment Date.

Closing Date
February 27, 2007

Distribution Date
Payment Date:  The 25th day of each month beginning in March 2007, or if such day is not a Business Day, then the next Business Day.

Remittance Date
Per section 3.03(i) of the Servicing Agreement dated as of February 1, 2007, refer to the Determination Date.

